Summary of Significant Accounting Policies - Schedule of Weighted Average Assumptions Used to Estimate The Fair Value Of Stock Options Granted During the Year (Detail) - Enjoy Technology Inc [Member] - d
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.18%	1.78%
Expected term (in years)	6 years 3 days	5 years 11 months 12 days
Expected volatility	48.40%	46.60%
Expected dividend yield	0.00%	0.00%
Fair value of common stock	0.42	0.41